UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1027

Name of Registrant:	VANGUARD WORLD FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2004

Item 1:	Schedule of Investments

Vanguard International Growth Fund	Shares	Market Value (000)
COMMON STOCKS (93.7%)

Australia (3.2%)
Woolworths Ltd.	6,045,000	$70,355
National Australia Bank Ltd.	2,094,000	45,590
BHP Billiton Ltd.	3,654,600	43,810
Telstra Corp. Ltd.	8,914,000	34,098
Westpac Banking Corp., Ltd.	2,332,000	33,546
Foster's Group Ltd.	6,920,000	28,994
News Corp. Ltd. Pfd.	2,100,000	18,453
Lend Lease Corp.	1,126,085	10,659
Leighton Holdings Ltd.	720,000	6,140

		291,645

Austria (0.2%)
Telekom Austria AG	812,000	13,814

Belgium (0.3%)
KBC Bankverzekeringsholding	400,500	29,834

Brazil (1.2%)
Petrol Brasil Series A ADR	1,735,200	59,830
Companhia Vale do Rio Doce ADR	1,105,200	22,922
Brasil Telecom SA	3,298,100,000	16,054
Tele Norte Leste Participacoes ADR	938,000	14,351

		113,157

China (0.8%)
China Petroleum & Chemical Corp.	68,600,000	29,333
China Oilfield Services Ltd.	70,980,000	22,136
CNOOC Ltd.	36,135,000	20,563

		72,032

Denmark (0.6%)
Danske Bank A/S	1,453,730	43,431
ISS A/S	211,000	11,701

		55,132

Finland (0.9%)
Nokia Oyj	5,132,109	83,487

France (10.2%)
Total SA	573,000	125,426
Suez SA	5,242,000	123,244
L'Air Liquide SA (Registered)	486,200	84,068
Societe Generale Class A	833,000	80,430
Veolia Environnement	2,195,000	69,226
* Vivendi Universal SA	2,286,000	67,448
PSA Peugeot Citroen	918,797	56,159
L'Oreal SA	689,000	49,815
BNP Paribas SA	649,400	45,139
Sanofi-Aventis	501,500	37,758
Thales SA	869,000	37,201
Essilor International SA	474,500	32,415
Publicis Groupe SA	879,734	29,078
Groupe Danone	313,785	27,962
Pernod Ricard SA	180,850	26,992
Imerys SA	316,840	24,192
LVMH Louis Vuitton Moet Hennessy	273,000	19,411

		935,964

Germany (3.3%)
Siemens AG	1,705,000	136,528
SAP AG	221,970	39,664
Porsche AG	61,600	39,273
Adidas-Salomon AG	205,710	32,245
Bayerische Motoren Werke AG	448,800	18,956
RWE AG	348,400	18,517
Bayer AG	486,180	15,404

		300,587

Greece (0.2%)
Greek Organization of Football Prognostics	601,481	15,668

Hong Kong (1.6%)
Swire Pacific Ltd. A Shares	8,828,000	70,956
Cheung Kong Holdings Ltd.	1,530,000	14,757
Li & Fung Ltd.	8,620,000	14,411
Sun Hung Kai Properties Ltd.	1,154,000	11,464
Jardine Matheson Holdings Ltd.	659,200	11,009
Boc Hong Kong Holdings Ltd.	5,710,500	10,722
Hong Kong Exchanges & Clearing Ltd.	4,220,000	10,637
Hang Seng Bank Ltd.	447,000	6,208

		150,164

India (1.5%)
(1)State Bank of India Warrants Exp. 12/23/2005	2,711,000	32,501
(1)Zee Telefilm Warrants Exp. 5/19/2006	8,508,240	29,271
(1)Canara Bank Ltd. Warrants Exp. 8/25/2006	3,990,000	15,799
(1)ICICI Bank Ltd. Warrants Exp. 4/13/2005	2,050,350	15,777
(1)Oriental Bank of Commerce Warrants Exp. 8/8/2006	2,245,000	15,248
(1)Oil and Natural Gas Corp. Ltd. Warrants Exp. 3/9/2009	747,637	13,774
(1)State Bank of India Warrants Exp. 1/5/2006	654,729	7,804
(1)ICICI Bank Ltd. Warrants Exp. 1/27/2009	752,814	5,797

		135,971

Indonesia (0.6%)
PT Hanjaya Mandala Sampoerna Tbk	32,672,000	24,504
PT Telekomunikasi Indonesia Tbk	32,000,000	17,778
PT Gudang Garam Tbk	8,262,846	12,257

		54,539

Ireland (2.6%)
Allied Irish Banks PLC (U.K. Shares)	7,183,843	140,350
Bank of Ireland	4,598,000	70,276
Allied Irish Banks PLC	1,311,160	25,477

		236,103

Israel (0.3%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	880,200	24,012

Italy (4.1%)
Telecom Italia SpA	50,081,285	192,026
ENI SpA	3,473,000	85,253
Snam Rete Gas SpA	8,007,073	42,886
Riunione Adriatica di Sicurta SpA	1,659,330	35,947
Unicredito Italiano SpA	3,110,200	17,154

		373,266

Japan (21.0%)
East Japan Railway Co.	30,000	165,183
Toyota Motor Corp.	3,567,300	133,954
Mitsui & Co., Ltd.	14,204,000	123,255
Ricoh Co.	6,033,000	107,050
Mitsubishi Corp.	7,335,000	92,976
Takeda Chemical Industries Ltd.	1,731,000	85,207
KDDI Corp.	13,500	66,715
Yamanouchi Pharmaceuticals Co., Ltd.	1,798,000	65,767
Canon, Inc.	1,270,300	63,765
Ito-Yokado Co., Ltd.	1,432,000	56,837
Nomura Holdings Inc.	3,350,000	47,156
Sumitomo Electric Industries Ltd.	4,281,000	44,978
* Electric Power Development Co., Ltd.	1,578,000	43,750
Nitto Denko Corp.	750,000	39,107
Daito Trust Construction Co., Ltd.	819,000	37,128
Asahi Glass Co., Ltd.	3,377,000	37,123
Bridgestone Corp.	2,035,000	36,921
Sankyo Co., Ltd.	815,400	36,806
Denso Corp.	1,367,000	32,780
Rohm Co., Ltd.	335,400	32,073
Japan Tobacco, Inc.	3,312	31,414
SMC Corp.	268,400	29,661
Nippon Telegraph and Telephone Corp.	6,456	29,016
Mabuchi Motor Co.	418,300	28,770
Mitsui Chemicals, Inc.	4,961,000	26,061
Mitsubishi Electric Corp.	5,199,000	25,541
Keyence Corp.	111,100	25,182
Sumitomo Realty & Development Co.	2,043,000	25,181
Konica Minolta Holdings, Inc.	1,920,000	24,692
Nippon Television Network Corp.	170,640	24,668
* UFJ Holdings Inc.	4,611	24,492
Kyocera Corp.	335,200	23,641
Takashimaya Co.	2,481,000	23,556
(1)Nippon Television Network Warrants Exp. 1/19/2007	160,000	23,130
Mitsui Sumitomo Insurance Co.	2,532,000	22,365
Honda Motor Co., Ltd.	433,000	20,766
Nippon Paper Group, Inc.	4,180	18,949
West Japan Railway Co.	4,630	18,917
Tokyu Corp.	3,694,000	18,830
* T & D Holdings, Inc.	382,700	17,870
Nissan Motor Co., Ltd.	1,648,200	17,397
Omron Corp.	721,000	16,518
Mitsui Osk Lines Ltd.	2,453,000	15,248
Yamada Denki Co., Ltd.	348,300	14,976
Marui Co., Ltd.	934,000	12,412
JSR Corp.	543,000	11,278
Toho Co., Ltd.	9,900	159

		1,919,221

Mexico (0.3%)
Fomento Economico Mexicano, SA de CV ADR	348,000	16,627
America Movil SA de CV Series L ADR	240,000	11,210

		27,837

Netherlands (2.1%)
TPG NV	4,144,000	108,609
Unilever NV	923,000	58,036
Verenigde Nederlandse Uitgeversbedrijven NV	582,590	17,576
Oce NV	694,166	10,379

		194,600

Russia (0.4%)
OAO Lukoil Holding Sponsored ADR	243,200	30,218
Mobile Telesystems	72,000	9,987

		40,205

Singapore (0.4%)
DBS Group Holdings Ltd.	1,476,000	14,249
Noble Group Ltd.	13,320,000	12,045
Keppel Corp., Ltd.	1,080,000	5,312
Venture Corp. Ltd.	492,000	4,750

		36,356

South Africa (0.3%)
Sasol Ltd.	1,105,000	22,025
Anglo American Platinum Corp.	136,600	5,019

		27,044

South Korea (2.6%)
Samsung Electronics Co., Ltd.	201,400	83,460
Shinsegae Co., Ltd.	157,000	44,322
Hyundai Motor Co. Ltd.	743,000	36,565
Hana Bank	1,288,000	34,273
Shinhan Financial Group Ltd.	1,047,000	21,919
*(1)Samsung Electronics Co., Ltd. GDR	69,300	14,207

		234,746

Spain (1.3%)
Altadis SA	1,058,000	43,196
Banco Santander Central Hispano SA	2,471,000	29,688
Banco Popular Espanol SA	463,680	29,235
Industria de Diseno Textil SA	464,250	13,587

		115,706

Sweden (2.2%)
Skandinaviska Enskilda Banken AB A Shares	3,614,000	68,743
Atlas Copco AB A Shares	849,130	37,351
Sandvik AB	893,800	36,128
Svenska Handelsbanken AB A Shares	1,061,000	25,858
* Telefonaktiebolaget LM Ericsson AB Class B	6,512,886	21,680
SKF AB B Shares	318,170	13,523

		203,283

Switzerland (4.6%)
Nestle SA (Registered)	517,000	132,896
Cie. Financiere Richemont AG	2,499,571	76,114
UBS AG (Registered)	674,860	54,622
Zurich Financial Services AG	242,000	37,303
* ABB Ltd.	5,882,780	36,396
Novartis AG (Registered)	657,000	31,525
Adecco SA (Registered)	594,000	29,650
Holcim Ltd. (Registered)	450,280	25,840

		424,346

Taiwan (1.1%)
Hon Hai Precision Industry Co., Ltd.	8,354,686	33,704
Fubon Financial Holding Co., Ltd. GDR	3,313,000	32,666
Quanta Computer Inc.	19,626,159	31,974

		98,344

United Kingdom (25.8%)
Tesco PLC	51,236,000	295,282
Vodafone Group PLC	84,514,000	229,399
Shell Transport & Trading Co. PLC	24,520,000	206,228
Royal Bank of Scotland Group PLC	6,193,601	190,372
Kingfisher PLC	20,439,527	112,522
Signet Group PLC	48,521,000	97,153
Centrica PLC	19,712,700	93,354
BG Group PLC	13,048,000	90,537
HBOS PLC	5,970,533	83,598
Cadbury Schweppes PLC	9,272,000	82,768
Brambles Industries PLC	15,789,000	78,771
Prudential PLC	7,772,333	62,027
Reckitt Benckiser PLC	1,880,000	55,450
GlaxoSmithKline PLC	2,192,000	46,132
Smith & Nephew PLC	4,400,511	44,876
British Sky Broadcasting Group PLC	4,020,000	42,859
AstraZeneca Group PLC	1,078,000	42,139
Imperial Tobacco Group PLC	1,360,000	35,433
Premier Farnell PLC	8,806,300	34,424
Kidde PLC	11,379,000	33,061
Johnson Matthey PLC	1,624,781	31,446
Provident Financial PLC	2,638,000	30,986
Hilton Group PLC	6,126,000	30,241
Carnival PLC	520,030	29,066
Rexam PLC	3,260,636	28,156
Bunzl PLC	3,259,000	27,815
Kesa Electricals PLC	5,042,600	26,073
GKN PLC	5,801,500	24,979
Royal & Sun Alliance Insurance Group PLC	17,590,000	24,797
Next PLC	788,000	24,160
IMI PLC	3,200,000	23,183
Wolseley PLC	1,322,000	22,768
Barclays PLC	1,957,000	20,200
* Cairn Energy PLC	615,558	17,650
Man Group PLC	588,000	16,747
Standard Chartered PLC	851,000	16,291
Capita Group PLC	1,371,000	9,356

		2,360,299

TOTAL COMMON STOCKS
(Cost $6,550,093)		8,567,362

TEMPORARY CASH INVESTMENTS (11.7%)

Money Market Fund (11.4%)
Vanguard Market Liquidity Fund,2.01%**	1,044,860,206	1,044,860
	Face
	Amount
	(000)

U.S. Government Obligation (0.3%)
(2)U.S. Treasury Bill
1.72%, 1/27/2005	$25,000	24,922

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,069,792)		1,069,782

TOTAL INVESTMENTS (105.4%)
(Cost $7,619,885)		9,637,144

OTHER ASSETS AND LIABILITIES (-5.4%)		(495,782)

NET ASSETS (100%)		$9,141,362

  *Non-income-producing security.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard.
Rate shown is the 7-day yield.
  (1)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2004, the aggregate value of these securities was $173,308,000, representing 1.9% of net assets.
   (2) Security segregated as initial margin for open futures contracts.
ADR — American Depositary Receipt.
GDR — Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time to determine whether a significant change in value has occurred. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $7,619,885,000. Net unrealized appreciation of investment securities for tax purposes was $2,017,259,000, consisting of unrealized gains of $2,124,500,000 on securities that had risen in value since their purchase and $107,241,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.8% and 7.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At November 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

Dow Jones EURO STOXX 50 Index	3,530	$134,877	$4,574
FTSE 100 Index	1,324	115,820	2,885
Topix Index	829	88,215	(3,744)
S&P ASX 200 Index	433	32,805	2,337

Forward currency contracts are valued at their quoted daily settlement prices. At November 30, 2004, the fund had open forward currency contracts to receive and deliver currencies as follows:

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	January 18, 2005

VANGUARD WOLRD FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	January 18, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.